Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	410,883,913.19	23,116
Yield Supplement Overcollateralization Amount 03/31/24	28,803,235.26	0
Receivables Balance 03/31/24	439,687,148.45	23,116
Principal Payments	18,715,609.96	463
Defaulted Receivables	600,340.52	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	26,987,602.31	0
Pool Balance at 04/30/24	393,383,595.66	22,625

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.78%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,183,053.77	298
Past Due 61-90 days	1,748,284.52	67
Past Due 91-120 days	307,013.66	19
Past Due 121+ days	0.00	0
Total	9,238,351.95	384

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	502,079.65
Aggregate Net Losses/(Gains) - April 2024	98,260.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.27%
Prior Net Losses/(Gains) Ratio	0.27%
Second Prior Net Losses/(Gains) Ratio	1.04%
Third Prior Net Losses/(Gains) Ratio	0.36%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.39%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	41.40

Flow of Funds	$ Amount
Collections	20,849,937.30
Investment Earnings on Cash Accounts	24,088.27
Servicing Fee	(366,405.96)
Transfer to Collection Account	-
Available Funds	20,507,619.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	996,108.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	12,584,459.13
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,878,689.72

Total Distributions of Available Funds	20,507,619.61

Servicing Fee	366,405.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	405,968,054.79
Principal Paid	17,500,317.53
Note Balance @ 05/15/24	388,467,737.26

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2a
Note Balance @ 04/15/24	4,058,638.37
Principal Paid	4,058,638.37
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2b
Note Balance @ 04/15/24	1,739,416.42
Principal Paid	1,739,416.42
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-3
Note Balance @ 04/15/24	266,000,000.00
Principal Paid	11,702,262.74
Note Balance @ 05/15/24	254,297,737.26
Note Factor @ 05/15/24	95.6006531%

Class A-4
Note Balance @ 04/15/24	89,920,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	89,920,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	29,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	29,500,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	14,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	14,750,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,128,612.36
Total Principal Paid	17,500,317.53
Total Paid	18,628,929.89

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	9,368.69
Principal Paid	4,058,638.37
Total Paid to A-2a Holders	4,068,007.06

Class A-2b
One-Month SOFR	5.33002%
Coupon	5.90002%
Interest Paid	8,552.16
Principal Paid	1,739,416.42
Total Paid to A-2b Holders	1,747,968.58

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	11,702,262.74
Total Paid to A-3 Holders	12,422,679.41

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1479321
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.7998897
Total Distribution Amount	18.9478218

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0378075
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	16.3786859
Total A-2a Distribution Amount	16.4164934

A-2b Interest Distribution Amount	0.0805288
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	16.3786857
Total A-2b Distribution Amount	16.4592145

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.9934689
Total A-3 Distribution Amount	46.7018022

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	719.10
Noteholders' Principal Distributable Amount	280.90

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	4,915,858.40
Investment Earnings	21,188.92
Investment Earnings Paid	(21,188.92)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,989,538.42	$3,271,189.11	3,371,030.82
Number of Extensions	122	123	129
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.71%	0.70%